CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	$ 101,960	¥ 709,823	¥ 1,034,385
Time deposits			68,632
Restricted cash	34,580	240,741	89,222
Investment securities	333	2,318	26,032
Accounts receivable, net	17,700	123,226	119,580
Inventories	385,019	2,680,428	1,712,740
Advances to suppliers	47,951	333,826	429,219
Prepayments and other current assets	61,925	431,107	133,551
Amounts due from related parties	4	30	13,284
Total current assets	649,472	4,521,499	3,626,645
Non-current assets
Property and equipment, net	12,039	83,816	56,698
Intangible asset, net	1,492	10,390	12,267
Restricted cash	513	3,572	2,800
Investments in equity investees	10,284	71,595	2,859
Deferred tax assets	15,317	106,637	51,214
Goodwill	3,384	23,560	20,413
Operating lease right-of-use assets	22,885	159,321
Other non-current assets	2,418	16,806	19,030
Total non-current assets	68,332	475,697	165,281
Total assets	717,804	4,997,196	3,791,926
Current liabilities
Short-term borrowings and current portion of long-term borrowings (including short-term borrowings and current portion of long-term borrowings of consolidated VIEs without recourse to the Company of RMB134,324 and RMB159,500 as of December 31, 2018 and 2019, respectively. Note 1)	22,911	159,500	134,324
Accounts payable (including accounts payable of consolidated VIEs without recourse to the Company of RMB384,280 and RMB324,069 as of December 31, 2018 and 2019, respectively. Note 1)	81,738	569,045	498,579
Amounts due to related parties (including amount due to related parties of consolidated VIEs without recourse to the Company of RMB1,561 and RMB330 as of December 31, 2018 and 2019, respectively. Note 1)	70	488	1,564
Advances from customers (including advances from customers of consolidated VIEs without recourse to the Company of RMB63,684 and RMB30,707 as of December 31, 2018 and 2019, respectively. Note 1)	8,205	57,122	66,954
Income tax payable (including income tax payable of consolidated VIEs without recourse to the Company of RMB42,699 and RMB91,516 as of December 31, 2018 and 2019, respectively. Note 1)	15,888	110,615	47,278
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of consolidated VIEs without recourse to the Company of RMB235,461 and RMB807,348 as of December 31, 2018 and 2019, respectively. Note 1)	128,659	895,694	305,436
Deferred revenue (including deferred revenue of consolidated VIEs without recourse to the Company of RMB62,372 and RMB97,859 as of December 31, 2018 and 2019, respectively. Note 1)	14,072	97,965	62,478
Operating lease liabilities(including operating lease liabilities of consolidated VIEs without recourse to the Company of nil and RMB32,602 as of December 31, 2018 and 2019, respectively. Note 1)	5,546	38,608
Total current liabilities	277,089	1,929,037	1,116,613
Non-current liabilities
Long-term borrowings, excluding current portion (including long-term borrowings, excluding current portion, of consolidated VIEs without recourse to the Company of nil and RMB30,000 as of December 31, 2018 and 2019, respectively. Note 1)	174,560	1,215,249	1,151,560
Operating lease liabilities (including operating lease liabilities of consolidated VIEs without recourse to the Company of nil and RMB108,672 as of December 31, 2018 and 2019, respectively. Note 1)	16,344	113,782
Long-term liabilities (including long-term liabilities of consolidated VIEs without recourse to the Company of RMB14,240 and RMB9,165 as of December 31, 2018 and 2019, respectively. Note 1)	11,110	77,344	14,240
Total non-current liabilities	202,014	1,406,375	1,165,800
Total liabilities	479,103	3,335,412	2,282,413
Commitments and contingencies (Note 27)
Mezzanine Equity
Redeemable non-controlling interest	1,341	9,337	7,587
Total mezzanine equity	1,341	9,337	7,587
Shareholders' Equity
Treasury shares (517,454 Class A ordinary shares as of December 31, 2018 and 2019, at cost)	(10,201)	(71,018)	(71,018)
Additional paid-in capital	409,110	2,848,145	2,839,342
Accumulated losses	(161,787)	(1,126,330)	(1,280,753)
Accumulated other comprehensive loss	(3,806)	(26,500)	(6,373)
Total equity attributable to ordinary shareholders	233,340	1,624,464	1,481,365
Non-redeemable non-controlling interest	4,020	27,983	20,561
Total Shareholders' Equity	237,360	1,652,447	1,501,926
Total liabilities, mezzanine equity and shareholders' equity	717,804	4,997,196	3,791,926
Class A ordinary shares
Shareholders' Equity
Ordinary shares	18	126	126
Class B
Shareholders' Equity
Ordinary shares	$ 6	¥ 41	¥ 41